UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06629

Western Asset Managed Municipals Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-777-0102

Date of fiscal year end: May 31

Date of reporting period: August 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

FORM N-Q

AUGUST 31, 2017

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 140.0%
Alabama - 6.2%
Jefferson County, AL, Sewer Revenue:
AGM	5.500%	10/1/53	$1,400,000	$1,602,762
Convertible CAB, Subordinated Lien, Step bond, 0.000% til 10/1/23; 7.900%	0.000%	10/1/50	11,580,000	9,578,050
Subordinated Lien Warrants	6.000%	10/1/42	9,230,000	10,889,369
Subordinated Lien Warrants	6.500%	10/1/53	6,900,000	8,327,955
Lower Alabama Gas District, Gas Project Revenue	5.000%	9/1/46	6,000,000	7,478,760

Total Alabama				37,876,896

Arizona - 4.5%
Navajo Nation, AZ, Revenue	5.500%	12/1/30	950,000	1,055,431	(a)
Phoenix, AZ, Civic Improvement Corp. Airport Revenue	5.000%	7/1/40	5,000,000	5,468,150
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.250%	12/1/28	2,000,000	2,428,580
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.000%	12/1/32	10,000,000	11,982,400
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.000%	12/1/37	5,500,000	6,697,845

Total Arizona				27,632,406

California - 21.1%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien	5.000%	10/1/34	1,750,000	2,027,585
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/46	2,000,000	2,277,020
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area(SIFMA Municipal Swap Index Yield + 1.100%)	1.880%	4/1/24	5,500,000	5,608,515	(b)(c)
San Francisco Bay Area	5.125%	4/1/39	19,200,000	20,505,024	(d)
California State Health Facilities Financing Authority Revenue:
Kaiser Permanente	4.000%	11/1/38	1,750,000	1,875,195
Lucile Salter Packard Children’s Hospital At Stanford	5.000%	11/15/56	750,000	871,545
Stanford Hospital & Clinics	5.150%	11/15/40	2,000,000	2,211,460
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	12,500,000	13,439,000	(a)(e)
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	5,000,000	5,005,400	(a)
California State, GO, Various Purpose	4.000%	11/1/36	1,000,000	1,086,810	(f)
California Statewide CDA Revenue, Methodist Hospital Project, FHA	6.625%	8/1/29	5,235,000	5,804,358	(d)
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.750%	1/15/45	1,770,000	1,929,548
Imperial Irrigation District, CA, Electric Revenue	5.500%	11/1/41	2,750,000	3,142,315	(d)
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue	5.000%	9/1/44	2,405,000	2,691,099
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue:
Multiple Capital Project II	5.000%	8/1/32	3,000,000	3,454,590
Multiple Capital Project II	5.000%	8/1/37	1,000,000	1,143,950
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	3,500,000	3,642,730	(d)
Los Angeles, CA, Department of Water & Power Revenue	5.000%	7/1/37	1,000,000	1,207,740
Los Angeles, CA, Department of Water & Power Revenue	5.000%	7/1/47	2,000,000	2,375,400

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Los Angeles, CA, Department of Water & Power Revenue:
Power System	5.000%	7/1/38	$2,000,000	$2,391,260
Power System	5.000%	7/1/47	4,000,000	4,717,280
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	3,430,000	5,007,628
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	8,000,000	11,645,760
Modesto, CA, Irrigation District COP:
Capital Improvement	6.000%	10/1/39	4,595,000	4,931,630
Capital Improvement	6.000%	10/1/39	1,905,000	2,057,305	(d)
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.500%	9/1/45	2,000,000	2,154,000
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/39	900,000	1,064,169
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien	5.750%	6/1/44	200,000	225,294
Senior Lien	5.750%	6/1/48	600,000	672,552
San Bernardino County, CA, COP, Arrowhead Project	5.125%	8/1/24	5,185,000	5,565,631
Shafter Wasco Irrigation District Revenue, CA, COP	5.000%	11/1/40	5,000,000	5,504,300
University of California, CA, Medical Center Pooled Revenue	5.000%	5/15/32	1,750,000	2,088,310

Total California				128,324,403

Colorado - 11.0%
Base Village Metropolitan District #2 Co., GO	5.750%	12/1/46	500,000	526,520
Colorado High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	600,000	665,820
Colorado State Educational & Cultural Facilities Authority Revenue, University of Denver Project	5.000%	3/1/47	1,600,000	1,853,888
Colorado State Health Facilities Authority Revenue:
Catholic Health Initiatives	5.000%	9/1/41	4,000,000	4,009,600
Sisters Leavenworth	5.000%	1/1/35	6,000,000	6,427,020
Denver, CO, City & County Airport Revenue	6.125%	11/15/25	24,575,000	27,305,004	(e)(g)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	18,000,000	25,758,720

Total Colorado				66,546,572

District of Columbia - 2.4%
District of Columbia Revenue, Ingleside Rock Creek Project	5.000%	7/1/52	400,000	408,064
District of Columbia, Hospital Revenue, Children’s Hospital Obligation, AGM	5.450%	7/15/35	13,380,000	14,042,711	(d)

Total District of Columbia				14,450,775

Florida - 10.2%
Capital Trust Agency, FL, Senior Living Revenue, Elim Senior Housing Inc.	5.875%	8/1/52	350,000	358,288	(a)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Project	6.125%	6/15/46	555,000	587,800	(a)
Florida State Development Finance Corp., Senior Living Revenue, Tuscan Isle Champions Gate Project	6.375%	6/1/46	750,000	734,910	(a)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/30	2,410,000	2,792,419
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue	5.000%	10/1/47	1,500,000	1,726,620	(f)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/30	$3,000,000	$3,410,070	(e)
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/41	10,000,000	10,856,900
Miami-Dade County, FL, Aviation Revenue, Miami International Airport	5.375%	10/1/35	10,705,000	11,948,172
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/40	9,000,000	9,803,610
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children’s Hospital	5.000%	8/1/42	1,250,000	1,436,200
Orange County, FL, Health Facilities Authority Revenue:
Balance Hospital-Orlando Regional Healthcare, AGM	5.000%	11/1/35	2,670,000	2,764,171
Hospital-Orlando Regional Healthcare, AGM	5.000%	11/1/35	1,875,000	1,964,494	(d)
Presbyterian Retirement Communities	5.000%	8/1/47	750,000	830,820
Orange County, FL, School Board, COP, AGC	5.500%	8/1/34	8,000,000	8,692,640	(d)
Orlando, FL, State Sales Tax Payments Revenue	5.000%	8/1/32	4,000,000	4,068,520	(d)

Total Florida				61,975,634

Georgia - 4.2%
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	13,000,000	14,476,410	(d)
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	6,220,000	6,806,297	(d)
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/22	4,000,000	4,492,720

Total Georgia				25,775,427

Hawaii - 1.3%
Hawaii State Airports System Revenue	5.000%	7/1/39	7,000,000	7,690,060

Illinois - 12.1%
Chicago, IL, GO	5.000%	1/1/25	3,000,000	3,322,920
Chicago, IL, GO	5.500%	1/1/32	3,300,000	3,585,054
Chicago, IL, GO	5.500%	1/1/34	10,000	10,811
Chicago, IL, GO	5.500%	1/1/37	220,000	236,414
Chicago, IL, GO	6.000%	1/1/38	1,500,000	1,735,170
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/31	1,000,000	1,154,670	(e)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/35	7,000,000	7,948,080	(e)
Chicago, IL, O’Hare International Airport Revenue:
General, Senior Lien	5.000%	1/1/41	1,000,000	1,143,870
Third Lien	5.625%	1/1/35	5,175,000	5,943,436	(d)
Third Lien	5.625%	1/1/35	1,240,000	1,398,980
Third Lien	5.750%	1/1/39	5,035,000	5,803,140	(d)
Third Lien	5.750%	1/1/39	965,000	1,093,943
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/38	750,000	836,243
Second Lien	5.000%	1/1/44	1,000,000	1,080,800
Second Lien	5.000%	1/1/47	1,000,000	1,099,980
Chicago, IL, Waterworks Revenue, Second Lien	5.000%	11/1/29	1,800,000	2,121,642
Illinois State Finance Authority Revenue:
Advocate Health Care & Hospitals Corp. Network	6.250%	11/1/28	2,445,000	2,596,688	(d)
Depaul University	6.125%	10/1/40	5,000,000	5,869,350	(d)
Memorial Health System	5.500%	4/1/39	7,000,000	7,401,170
Illinois State, GO	5.000%	2/1/28	2,840,000	3,147,515
Illinois State, GO	5.000%	2/1/29	1,660,000	1,818,945
Illinois State, GO	5.000%	1/1/33	1,500,000	1,587,765
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, McCormick Project, State Appropriations	5.250%	6/15/50	12,000,000	12,212,640
Metropolitan Pier & Exposition Authority, IL, Revenue, CAB-McCormick Place Expansion Project	0.000%	12/15/52	3,100,000	434,310

Total Illinois				73,583,536

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - 3.7%
Indiana Finance Authority, Wastewater Utility Revenue, CWA Authority	5.000%	10/1/41	$5,000,000	$5,568,850
Indiana State Finance Authority Revenue, Private Activity-Ohio River Bridges East End Crossing Project	5.000%	7/1/44	5,000,000	5,418,950	(e)
Indianapolis, IN, Thermal Energy System Revenue, AGC	5.000%	10/1/25	5,000,000	5,221,500	(d)
Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project	6.625%	1/1/39	5,000,000	5,368,350	(d)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	1,000,000	1,191,200	(e)

Total Indiana				22,768,850

Louisiana - 0.9%
St. Charles Parish, LA, Gulf Zone Opportunity Zone Revenue, Valero Refining-New Orleans LLC	4.000%	6/1/22	5,000,000	5,343,500	(b)(c)

Massachusetts - 5.6%
Massachusetts State DFA Revenue:
Broad Institute Inc.	5.250%	4/1/37	8,000,000	9,000,160
Milford Regional Medical Center	5.750%	7/15/43	500,000	556,580
Partners Healthcare System	5.000%	7/1/47	5,750,000	6,553,792
Suffolk University	5.750%	7/1/39	5,320,000	5,785,553	(d)
Suffolk University	5.750%	7/1/39	2,680,000	2,874,568
UMass Boston Student Housing Project	5.000%	10/1/48	750,000	829,388
Massachusetts State Housing Finance Agency, Housing Revenue	7.000%	12/1/38	4,575,000	4,780,326
Massachusetts State School Building Authority, Sales Tax Revenue	5.000%	5/15/43	3,000,000	3,419,400

Total Massachusetts				33,799,767

Michigan - 4.6%
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien	5.000%	7/1/35	500,000	573,625
Senior Lien	5.000%	7/1/46	5,500,000	6,201,195
Lansing, MI, Board of Water & Light Utility System Revenue	5.000%	7/1/37	7,000,000	7,803,880
Michigan State Building Authority Revenue, Facilities Program	5.250%	10/15/47	650,000	748,273
Michigan State Finance Authority Ltd. Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.750%	7/1/44	1,600,000	1,626,048	(a)
Michigan State Finance Authority Revenue:
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/33	625,000	706,869
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/34	250,000	280,903
Senior Lien Detroit Water & Sewer	5.000%	7/1/33	1,270,000	1,424,711
Senior Lien Detroit Water & Sewer	5.000%	7/1/44	1,320,000	1,416,743
Royal Oak, MI, Hospital Finance Authority Revenue:
William Beaumont Hospital	5.000%	9/1/39	2,500,000	2,784,925
William Beaumont Hospital	8.250%	9/1/39	4,000,000	4,291,280	(d)

Total Michigan				27,858,452

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Minnesota - 0.3%
Western Minnesota Municipal Power Agency Revenue	5.000%	1/1/46	$1,530,000	$1,713,309

Missouri - 2.7%
Kansas City, MO, IDA, Senior Living Facilities Revenue, Kansas City United Methodist Retirement Home Inc.	6.000%	11/15/51	900,000	906,264	(a)
Kansas City, MO, Water Revenue	5.250%	12/1/32	1,000,000	1,052,700
Missouri State HEFA Revenue:
Children’s Mercy Hospital	5.625%	5/15/39	4,980,000	5,372,324	(d)
Children’s Mercy Hospital	5.625%	5/15/39	1,020,000	1,090,176
Lutheran Senior Services	5.000%	2/1/44	2,710,000	2,925,147
Platte County, MO, IDA Revenue, Improvement Zona Rosa Retail Project, GTD	5.000%	12/1/32	5,000,000	5,045,750

Total Missouri				16,392,361

Nevada - 2.2%
Reno, NV, Hospital Revenue:
Washoe Medical Center, AGM	5.500%	6/1/33	11,565,000	11,962,952	(d)
Washoe Medical Center, AGM	5.500%	6/1/33	1,185,000	1,217,943

Total Nevada				13,180,895

New Jersey - 9.0%
New Jersey Institute of Technology Revenue	5.000%	7/1/45	750,000	846,578
New Jersey State EDA Revenue	5.000%	6/15/26	2,500,000	2,704,600
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	990,000	1,023,927	(e)
Continental Airlines Inc. Project	5.125%	9/15/23	2,000,000	2,208,540	(e)
Continental Airlines Inc. Project	5.250%	9/15/29	3,000,000	3,293,040	(e)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	2,500,000	2,792,975	(e)
School Facilities Construction(SIFMA Municipal Swap Index Yield + 1.600%)	2.380%	3/1/28	15,000,000	14,110,950	(b)
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health	5.000%	7/1/38	400,000	465,888
RWJ Barnabas Health Obligation Group	5.000%	7/1/43	1,200,000	1,356,912
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.625%	6/1/30	12,320,000	13,128,069
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	6.125%	6/1/30	5,445,000	5,588,203	(e)
New Jersey State Housing & Mortgage Finance Agency Revenue	6.375%	10/1/28	225,000	226,508
New Jersey State Transportation Trust Fund Authority Revenue, Capital Appreciation Transportation System, NATL	0.000%	12/15/31	7,500,000	4,178,475
New Jersey State Turnpike Authority Revenue (SIFMA Municipal Swap Index Yield + 0.680% )	1.470%	1/1/18	2,500,000	2,500,675	(b)(c)

Total New Jersey				54,425,340

New Mexico - 0.9%
New Mexico State Hospital Equipment Loan Council, Hospital Revenue, Presbyterian Healthcare Services	6.125%	8/1/28	5,000,000	5,238,050	(d)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 14.2%
Hudson, NY, Yards Infrastructure Corp. Revenue	5.000%	2/15/42	$3,000,000	$3,517,020
Liberty, NY, Development Corp. Revenue:
Goldman Sachs Headquarters	5.250%	10/1/35	3,045,000	3,891,601
Goldman Sachs Headquarters	5.500%	10/1/37	1,485,000	1,959,086
Long Island Power Authority, NY, Electric System Revenue	6.000%	5/1/33	24,570,000	26,646,165	(d)
MTA Hudson Rail Yards Trust Obligations Revenue	5.000%	11/15/56	2,750,000	3,109,975
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds	5.000%	11/15/47	1,500,000	1,756,125
MTA, NY, Revenue	5.250%	11/15/40	5,000,000	5,593,700
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2013	5.000%	6/15/47	5,000,000	5,708,550
New York City, NY, TFA, Building Aid Revenue	5.000%	1/15/32	4,000,000	4,212,480
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center LLC Project	5.000%	11/15/44	1,750,000	1,908,568	(a)
4 World Trade Center LLC Project	5.750%	11/15/51	5,000,000	5,818,000
Second Priority, Bank of America Tower	5.125%	1/15/44	1,000,000	1,085,130
New York State Transportation Development Corp., Special Facilities Revenue:
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/41	8,000,000	8,842,080	(e)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/46	1,500,000	1,653,075	(e)
Port Authority of New York & New Jersey Revenue	5.000%	1/15/41	2,750,000	3,055,443
Port Authority of New York & New Jersey Revenue	5.000%	10/15/41	6,400,000	7,485,632	(h)

Total New York				86,242,630

North Carolina - 0.5%
North Carolina State Turnpike Authority Monroe Expressway Toll Revenue	5.000%	7/1/47	750,000	834,097
North Carolina State Turnpike Authority Monroe Expressway Toll Revenue	5.000%	7/1/51	1,500,000	1,663,395
North Carolina State Turnpike Authority Revenue, Senior Lien	5.000%	1/1/30	300,000	354,336

Total North Carolina				2,851,828

Ohio - 2.0%
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/38	8,000,000	8,990,080
Ohio State Water Development Authority, Environmental Improvement Revenue, U.S. Steel Corp. Project	6.600%	5/1/29	3,000,000	3,132,060

Total Ohio				12,122,140

Oklahoma - 0.1%
Payne County, OK, EDA Revenue, Epworth Living at The Ranch	6.875%	11/1/46	575,000	561,160

Oregon - 0.4%
Oregon State Facilities Authority Revenue, Legacy Health Project	5.000%	6/1/46	2,000,000	2,272,380
Umatilla County, OR, Hospital Facility Authority Revenue, Catholic Health Initiatives	5.000%	5/1/32	510,000	514,672

Total Oregon				2,787,052

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - 2.6%
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/30	$2,375,000	$2,670,023
East Hempfield Township, PA, IDA Revenue, Student Services Inc.-Student Housing Project-Millersville University	5.000%	7/1/47	550,000	569,756
Pennsylvania State Turnpike Commission Revenue	5.250%	12/1/41	6,000,000	6,769,800
Philadelphia, PA, School District, GO	5.000%	9/1/33	1,755,000	1,953,824
Philadelphia, PA, Water & Wastewater Revenue	5.000%	7/1/45	1,000,000	1,139,000
State Public School Building Authority PA, Lease Revenue:
Philadelphia School District Project, AGM	5.000%	6/1/31	600,000	697,200
Philadelphia School District Project, AGM	5.000%	6/1/33	1,780,000	2,049,741

Total Pennsylvania				15,849,344

Rhode Island - 0.9%
Rhode Island State Health & Educational Building Corp. Revenue, Hospital Financing	7.000%	5/15/39	5,000,000	5,518,000	(d)

South Carolina - 0.4%
South Carolina State Ports Authority Revenue	5.250%	7/1/40	2,500,000	2,743,975

South Dakota - 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	500,000	575,930	(f)

Texas - 13.1%
Alamo, TX, Regional Mobility Authority Revenue, Senior Lien	5.000%	6/15/46	1,300,000	1,490,697
Dallas-Fort Worth, TX, International Airport Revenue, Joint Improvement	5.000%	11/1/45	8,500,000	9,373,885
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Step bond, 0.000% til 10/1/23; 5.500%	5.500%	10/1/36	4,000,000	3,809,640
Harris County, TX, Health Facilities Development Corp. Revenue, School Health Care System Revenue	5.750%	7/1/27	1,000,000	1,249,970	(g)
Houston, TX, Airport Systems Revenue, United Airlines Inc.	5.000%	7/15/30	5,500,000	6,022,720	(e)
Houston, TX, Utility System Revenue, Combined First Lien	5.000%	11/15/44	1,000,000	1,151,510
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/33	120,000	139,811	(e)
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/35	130,000	150,332	(e)
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/36	120,000	138,457	(e)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	14,500,000	16,040,335
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue:
Collegiate Housing College Station LLC, Texas A&M University Project, AGM	5.000%	4/1/46	750,000	828,465
NCCD-College Station Properties LLC	5.000%	7/1/47	2,200,000	2,383,216
North Texas Tollway Authority Revenue	5.000%	1/1/39	825,000	954,855
North Texas Tollway Authority Revenue	5.000%	1/1/40	2,000,000	2,254,960
North Texas Tollway Authority Revenue	5.000%	1/1/45	2,105,000	2,375,303
North Texas Tollway Authority Revenue:
System-First Tier	5.750%	1/1/40	7,490,000	7,607,443	(d)
System-First Tier	5.750%	1/1/40	1,845,000	1,872,251

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project	6.625%	11/15/37	$610,000	$670,585
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.625%	12/15/17	405,000	408,062
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/27	8,550,000	9,626,872
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
LBJ Infrastructure Group LLC	7.000%	6/30/40	7,000,000	7,953,680
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/45	1,600,000	1,774,288	(e)
Woodloch Health Facilities Development Corp., TX, Senior Housing Revenue:
Inspired Living Lewsville Project	6.750%	12/1/51	1,000,000	1,023,290	(a)
Inspired Living Lewsville Project	10.000%	12/1/51	150,000	150,581

Total Texas				79,451,208

U.S. Virgin Islands - 0.5%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	6.750%	10/1/37	2,320,000	1,751,600
Matching Fund Loan	6.000%	10/1/39	1,475,000	1,062,000

Total U.S. Virgin Islands				2,813,600

Utah - 0.2%
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	1,000,000	1,109,050

Virginia - 1.7%
Virginia State Port Authority Port Facility Revenue	5.000%	7/1/41	1,100,000	1,256,497	(e)
Virginia State Port Authority Port Facility Revenue	5.000%	7/1/45	1,500,000	1,705,980	(e)
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.250%	1/1/32	3,000,000	3,327,660	(e)
Elizabeth River Crossings OpCo LLC Project	5.500%	1/1/42	2,000,000	2,214,200	(e)
Senior Lien, 95 Express Lanes LLC	5.000%	1/1/40	1,500,000	1,630,770	(e)

Total Virginia				10,135,107

Washington - 0.1%
Washington State HFC Revenue:
Heron’s Key	6.500%	7/1/30	350,000	360,318	(a)
Heron’s Key	6.750%	7/1/35	370,000	380,341	(a)

Total Washington				740,659

Wisconsin - 0.3%
Public Finance Authority, WI, Education Revenue, North Carolina Charter Educational Foundation Project	5.000%	6/15/46	500,000	470,220	(a)
Public Finance Authority, WI, Ltd. Obligation Pilot Revenue, American Dream @ Meadowlands Project	7.000%	12/1/50	1,500,000	1,719,765	(a)

Total Wisconsin				2,189,985

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $767,419,733)				850,267,901

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 0.1%
California - 0.0%
Alameda County, CA, IDA Revenue, JMS Family Partnership, LOC-Wells Fargo Bank N.A.	0.830%	10/1/25	$100,000	$100,000	(e)(i)(j)

Massachusetts - 0.0%
Massachusetts State HEFA Revenue, Partners Healthcare Systems Inc., SPA-JPMorgan Chase	0.790%	7/1/27	100,000	100,000	(i)(j)

North Carolina - 0.1%
Raleigh, NC, COP, Downtown Improvement Project, SPA-Wells Fargo Bank N.A.	0.790%	2/1/34	400,000	400,000	(i)(j)

TOTAL SHORT-TERM INVESTMENTS (Cost - $600,000)				600,000

TOTAL INVESTMENTS - 140.1% (Cost - $768,019,733)				850,867,901
Auction Rate Cumulative Preferred Stock, at Liquidation Value - (5.3)%				(32,075,000)
Variable Rate Demand Preferred Stock, at Liquidation Value - (35.8)%				(217,575,000)
Other Assets in Excess of Liabilities - 1.0%				5,900,902

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%				$607,118,803

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Maturity date shown represents the mandatory tender date.

(d)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	Security is purchased on a when-issued basis.

(g)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(i)	Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2017

Abbreviations used in this schedule:

AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
FHA	— Federal Housing Administration
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
LOC	— Letter of Credit
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

At August 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Long-Term Bonds	132	12/17	$20,481,656	$20,604,375	$122,719

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income exempt from federal income tax as is consistent with preservation of principal.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$850,267,901	—	$850,267,901
Short-Term Investments†	—	600,000	—	600,000

Total Investments	—	$850,867,901	—	$850,867,901

Other Financial Instruments:
Futures Contracts	$122,719	—	—	122,719

Total	$122,719	$850,867,901	—	$850,990,620

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Managed Municipals Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 25, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 25, 2017